Accounts receivable, net - Movement of the allowance for doubtful accounts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	$ 3,467	$ 2,064
Additions	883	1,815
Reversal	0	(1)
Write-off	(668)	(321)
Foreign currency translation adjustments	89	(90)
Balance at the end of the period	$ 3,771	$ 3,467